Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity for Incentive Plans

The following table summarizes the activity of the stock options and restricted stock units (RSU) under the Company’s incentive plans:

		Stock Options			RSUs
	Shares Available for Grant	Shares	Weighted- Average Exercise Price	Options Exercisable	Units	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2016	3,587,692	3,331,418	$12.72	25,828	636,120	$10.90
Increase in shares authorized	1,349,475	—	—		—	—
Forfeited/cancelled	21,600	(21,600)	16.53		—	—

Balance as of March 31, 2017	4,958,767	3,309,818	12.70	25,828	636,120	10.90

The summary of activity for the Company’s incentive plans is as follows:

		Stock Options			RSUs
	Shares Available for Grant	Shares	Weighted- Average Exercise Price	Options Exercisable	Shares	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2013	1,550,990	35,703	$8.49	34,560	—	$—
Granted	—	—	—		—	—
Exercised	—	—	—		—	—
Forfeited/cancelled (1)	(518,040)	—	—		—	—

Balance as of December 31, 2014	1,032,950	35,703	8.49	35,703	—	—
Increase in shares authorized	6,317,031	—	—		—	—
Granted	(4,001,040)	3,269,160	11.92		731,880	10.89
Exercised/vested	—	—	—		—	—
Forfeited/cancelled	43,200	(43,200)	10.87		—	—

Balance as of December 31, 2015	3,392,141	3,261,663	11.90	35,703	731,880	10.89
Increase in shares authorized	169,546	—	—		—	—
Granted	(493,990)	493,990	17.37		—	—
Exercised/vested	—	—	—		—	—
Forfeited/cancelled	519,995	(424,235)	11.78		(95,760)	10.87

Balance as of December 31, 2016	3,587,692	3,331,418	12.72	25,828	636,120	10.90

(1)	Relates to shares previously available under the 2004 Long-Term Incentive Plan, which expired in September 2014.

Summary of Outstanding and Exercisable Stock Option Awards

The following table summarizes the outstanding and exercisable stock option awards as of March 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices:	Shares	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$8.49	25,828	2.8	$8.49	25,828	$8.49
$10.87	2,278,800	8.2	10.87	—	—
$11.00 - $14.31	79,200	9.3	12.50	—	—
$16.53	583,200	8.7	16.53	—	—
$17.68 - $18.70	342,790	9.2	18.68	—	—

$8.49 to $18.70	3,309,818	8.4	12.70	25,828	8.49

The following table summarizes the outstanding and exercisable stock option awards as of December 31, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices:	Shares	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$8.49	25,828	3.0	$8.49	25,828	$8.49
$10.87	2,278,800	8.4	10.87	—	—
$11.00 to $14.31	79,200	9.6	12.50	—	—
$16.53	604,800	9.0	16.53	—	—
$17.68 to $18.70	342,790	9.4	18.68	—	—

$8.49 to $18.70	3,331,418	8.6	12.72	25,828	8.49

Additional Information Pertaining to Stock Options

The following table contains additional information pertaining to stock options for the years ended December 31 (in thousands):

	2016	2015	2014
Total intrinsic value of stock options outstanding	$12,251	$34,388	$330
Total intrinsic value of stock options exercisable	195	498	330
Fair value of stock options vested	—	—	10

Assumptions Used to Calculate Fair Value of Stock Options Granted under Black-Scholes Option Pricing Model

The fair value of the stock options granted during the years ended December 31 were calculated using the Black-Scholes option pricing model with the following assumptions:

	2016	2015
Weighted-average fair value	$5.14	$5.02
Expected volatility	45.2%	42.7%
Expected life	6.3 years	6.3 years
Risk-free interest rate	0.9%	0.7%
Dividend yield	0.0%	0.0%